Schedule of Maturities of Long Term Debt (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
2023 (3 Months)	$ 1,676,820
2024	2,676,933
2025	282,212
2026	55,827
2027	14,887
Total	4,706,679	$ 2,009,896
Vehicles [Member]
Property, Plant and Equipment [Line Items]
2023 (3 Months)	208,131
2024	818,903
2025	282,212
2026	55,827
2027	14,887
Total	1,379,960
Notes Payable [Member]
Property, Plant and Equipment [Line Items]
2023 (3 Months)
2024	180,722
2025
2026
2027
Total	180,722
Notes Payable [Member] | Related Party [Member]
Property, Plant and Equipment [Line Items]
2023 (3 Months)	1,468,689
2024	1,677,308
2025
2026
2027
Total	$ 3,145,997